CHASE VISTA LARGE CAP EQUITY FUND CLASS A AND CLASS B SHARES
                         SUPPLEMENT DATED MAY 28, 1998
                   TO THE PROSPECTUS DATED FEBRUARY 27, 1998


The following supercedes in its entirety the Portfolio Manager section detailed on page 12 in the Fund's Prospectus:


"Greg Adams, a Vice President and Senior Portfolio Manager at Chase, has been primarily responsible for the day-to-day management of the Fund since February 1994. Mr. Adams joined Chase in 1987 and is also a manager of Growth and Income Portfolio and Balanced Fund. In addition, Mr. Adams has been responsible for overseeing the proprietary computer model program used in the U.S. equity selection process."






























                                                                     CVLC-36-598

            CHASE VISTA LARGE CAP EQUITY FUND INSTITUTIONAL SHARES
                         SUPPLEMENT DATED MAY 28, 1998
                   TO THE PROSPECTUS DATED FEBRUARY 27, 1998


The following supercedes in its entirety the Portfolio Manager section detailed on page 11 in the Fund's Prospectus:


"Greg Adams, a Vice President and Senior Portfolio Manager at Chase, has been primarily responsible for the day-to-day management of the Fund since February 1994. Mr. Adams joined Chase in 1987 and is also a manager of Growth and Income Portfolio and Balanced Fund. In addition, Mr. Adams has been responsible for overseeing the proprietary computer model program used in the U.S. equity selection process."






























                                                                     INLC-36-598

            CHASE VISTA BALANCED FUND SUPPLEMENT DATED MAY 28, 1998
                   TO THE PROSPECTUS DATED FEBRUARY 27, 1998


The following supercedes in its entirety the Portfolio Manager section of the Prospectus on page 15 of the Fund's Prospectus:


"Greg Adams, a Vice President and Senior Portfolio Manager at Chase, has been responsible for the management of the Fund's equity portfolio since its inception in 1993. Mr. Adams joined Chase in 1987 and oversees the equity trading of the Fund and is also a manager of Growth and Income Portfolio and Large Cap Equity Fund. Mr. Adams has also been responsible for overseeing the proprietary computer model used in the U.S. equity selection process. A team of Chase investment managers led by Susan Huang, a Managing Director and the Head of U.S. Fixed Income Management at Chase is responsible for the management of the Fund's fixed income portfolio. Prior to joining Chase in 1995, Ms. Huang was a Director of Insurance Asset Management Group at Hyperion Capital Management, Inc. Prior to joining Hyperion, Ms. Huang was a senior portfolio manager with CS First Boston. Prior to joining CS First Boston in 1992, Ms. Huang spent 14 years at the Equitable, where she was head of the U.S. fixed income management group at Equitable Capital Management. Ms. Huang is also a manager of Bond Fund, Short-Term Bond Fund and U.S. Treasury Income."




















                                                                     CVBF-36-598

                  CHASE VISTA BOND FUND INSTITUTIONAL SHARES
                         SUPPLEMENT DATED MAY 28, 1998
                   TO THE PROSPECTUS DATED FEBRUARY 27, 1998


The following supercedes the first paragraph in the Portfolio Manager section of the Prospectus on page 13 of the Fund's Prospectus:


"Susan Huang, a Managing Director and the Head of U. S. Fixed Income Management at Chase, and Andrew Russell, a Vice President at Chase, have been responsible for the management of the Fund since May 1996 and May 1998, respectively. Since joining Chase in 1990, Mr. Russell has had several positions within the U.S. fixed income area, including taxable fixed income trader, assistant trader and portfolio analyst. Mr. Russell is a member of the U. S. fixed income area's quantitative research team where he specializes in the analysis of asset-baked securities."



























                                                                     INDF-36-598

               CHASE VISTA BOND FUND CLASS A AND CLASS B SHARES
                         SUPPLEMENT DATED MAY 28, 1998
                   TO THE PROSPECTUS DATED FEBRUARY 27, 1998


The following supercedes the first paragraph in the Portfolio Manager section of the Prospectus on page 14 of the Fund's Prospectus:


"Susan Huang, a Managing Director and the Head of U. S. Fixed Income Management at Chase, and Andrew Russell, a Vice President at Chase, have been responsible for the management of the Fund since May 1996 and May 1998, respectively. Since joining Chase in 1990, Mr. Russell has had several positions within the U.S. fixed income area, including taxable fixed income trader, assistant trader and portfolio analyst. Mr. Russell is a member of the U. S. fixed income area's quantitative research team where he specializes in the analysis of asset-backed securities."



























                                                                     CVDF-36-598

      CHASE VISTA U.S. TREASURY INCOME FUND SUPPLEMENT DATED MAY 28, 1998
                   TO THE PROSPECTUS DATED FEBRUARY 27, 1998


The following supercedes the first and second paragraphs in the Portfolio Manager section of the Prospectus on page 12 of the Fund's Prospectus:


"A team of investment managers with Chase led by Susan Huang, a Managing Director and the Head of U. S. Fixed Income Management at Chase, is responsible for the management of the Select Intermediate Bond Fund. Prior to joining Chase in 1995, Ms. Huang was Director of Insurance Asset Management Group at Hyperion Capital Management, Inc. Prior to joining Hyperion, Ms. Huang was a senior portfolio manager with CS First Boston. Prior to joining CS First Boston in 1992, Ms. Huang spent 14 years at the Equitable, where she was head of the U.S. fixed income management group at Equitable Capital Management."



























                                                                    CVUST-36-598